18. SEGMENT REPORTING (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets	$ 680,428	$ 612,645
Office Leasing Segment
Assets	92,500	93,400
Other Segments
Assets	$ 587,500	$ 519,200